Segments of Business - Adjusted Operating Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Total adjusted operating income	$ 1,027	$ 1,081	$ 1,969	$ 1,928	$ 3,907	$ 4,054	$ 3,997
Depreciation and amortization	148	161	300	326	644	731	746
Separation-related costs	102	49	200	59	213	0	0
Restructuring	0	24	0	38	(100)	(116)	(82)
Other operating expense (income), net	1	13	(16)	8	(23)	15	3,871
General corporate/unallocated expenses	74	64	143	116	298	272	277
Total operating income (loss)	702	770	1,342	1,381	2,675	2,920	(979)
Other expense (income), net	10	(5)	40	(6)	38	(5)	37
Interest expense, net	53	0	54	0
Income (Loss) before taxes	639	775	1,248	1,387	2,637	2,925	(1,016)
Self Care
Segment Reporting Information [Line Items]
Total adjusted operating income	576	524	1,158	998	2,088	1,952	1,858
Depreciation and amortization					202	212	205
Skin Health and Beauty
Segment Reporting Information [Line Items]
Total adjusted operating income	201	243	350	370	708	878	889
Depreciation and amortization					247	305	325
Essential Health
Segment Reporting Information [Line Items]
Total adjusted operating income	$ 250	$ 314	$ 461	$ 560	1,111	1,224	1,250
Depreciation and amortization					$ 195	$ 214	$ 216